Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust V
Prospectus Date	rr_ProspectusDate	Dec. 31, 2014
Supplement [Text Block]	pstv_SupplementTextBlock
PIONEER LONG/SHORT GLOBAL BOND FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
                             OF ADDITIONAL INFORMATION, EACH DATED DECEMBER 31, 2014

The Board of Trustees of Pioneer Long/Short Global Bond Fund has approved changing the fund's name to Pioneer Long/Short Bond Fund. In addition, the fund's current policy normally to invest at least 40% of its net assets in securities of issuers located outside of the United States has been eliminated. The changes are effective as of June 1, 2015.

Effective June 1, 2015, each reference to the fund's policy to invest at least 40% of its net assets in securities of issuers located outside of the United States is deleted.
Pioneer Long/Short Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstv_SupplementTextBlock
PIONEER LONG/SHORT GLOBAL BOND FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
                             OF ADDITIONAL INFORMATION, EACH DATED DECEMBER 31, 2014

The Board of Trustees of Pioneer Long/Short Global Bond Fund has approved changing the fund's name to Pioneer Long/Short Bond Fund. In addition, the fund's current policy normally to invest at least 40% of its net assets in securities of issuers located outside of the United States has been eliminated. The changes are effective as of June 1, 2015.

Effective June 1, 2015, each reference to the fund's policy to invest at least 40% of its net assets in securities of issuers located outside of the United States is deleted.